Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Accumulated goodwill impairment losses	$ 0	$ 0
Goodwill
Goodwill [Line Items]
Pledged as collateral to secure long term debt	$ 0	$ 37,357